CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Net revenue	¥ 5,530,404,557	¥ 7,108,238,352	¥ 9,165,330,760
Other comprehensive (loss) income, tax	0	0	0
Related Party
Net revenue	¥ 62,849,416	¥ 20,394,478	¥ 29,900,069